Unaudited Condensed Consolidated Income Statement - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Sales	$ 15,176	$ 15,181
Excise duties	(4,275)	(4,219)
Net sales	10,901	10,962
Cost of sales	(4,163)	(4,241)
Gross profit	6,738	6,721
Marketing	(1,896)	(1,952)
Other operating items	(1,687)	(1,452)
Operating profit/(loss)	3,155	3,317
Non-operating items	(54)	(60)
Finance income	220	287
Finance charges	(662)	(718)
Share of after tax results of associates and joint ventures	115	253
Profit before taxation	2,774	3,079
Taxation	(699)	(737)
Profit (loss)	2,075	2,342
Attributable to:
Equity shareholders of the parent company	1,935	2,210
Non-controlling interests	140	132
Profit (loss)	$ 2,075	$ 2,342
Weighted average number of shares
Shares in issue excluding own shares (in shares)	2,221	2,242
Dilutive potential ordinary shares (in shares)	7	5
Weighted average number of shares (in shares)	2,228	2,247
Basic earnings per share (in USD per share)	$ 0.871	$ 0.986
Diluted earnings per share (in USD per share)	$ 0.869	$ 0.984